UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             January 21, 2010

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     96
Form 13F Information Table Value Total:     446021
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      890 10766.28 SH       SOLE                 10766.28
Abbott Laboratories            COM              002824100     2908 53853.00 SH       SOLE                 53853.00
Alliance Data Sys Corp         COM              018581108    13767 213150.00SH       SOLE                213150.00
Ametek Inc                     COM              031100100    14082 368248.00SH       SOLE                368248.00
Amphenol Corp Cl A             COM              032095101    12698 274975.00SH       SOLE                274975.00
Aptargroup Inc                 COM              038336103    12904 361062.00SH       SOLE                361062.00
BP plc - Sponsored ADR         COM              055622104      290  5009.00 SH       SOLE                  5009.00
Baldor Electric                COM              057741100     4355 155026.00SH       SOLE                155026.00
Bank Of America Corp           COM              060505104      395 26254.00 SH       SOLE                 26254.00
Baxter International Inc       COM              071813109     1583 26969.00 SH       SOLE                 26969.00
Beckman Coulter Inc            COM              075811109    11573 176850.00SH       SOLE                176850.00
Becton, Dickinson & Co         COM              075887109     1831 23220.00 SH       SOLE                 23220.00
Bed Bath & Beyond Inc          COM              075896100     7833 202877.00SH       SOLE                202877.00
Burlington Northern Santa Fe C COM              12189T104      247  2500.00 SH       SOLE                  2500.00
C R Bard                       COM              067383109    12813 164475.00SH       SOLE                164475.00
C.H. Robinson Worldwide        COM              12541w209    11355 193350.00SH       SOLE                193350.00
Canadian National Railway Co   COM              136375102      206  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1290 33634.00 SH       SOLE                 33634.00
Chevron Texaco Corp            COM              166764100     1901 24698.00 SH       SOLE                 24698.00
Cisco Systems Inc              COM              17275R102      623 26042.00 SH       SOLE                 26042.00
Citigroup Inc                  COM              172967101       73 22045.00 SH       SOLE                 22045.00
City National Corp             COM              178566105     4868 106750.00SH       SOLE                106750.00
Colgate-Palmolive Co           COM              194162103      526  6400.00 SH       SOLE                  6400.00
Composite Tech Corp            COM              20461S108        8 28500.00 SH       SOLE                 28500.00
Costco Wholesale Corp          COM              22160K105     2136 36105.00 SH       SOLE                 36105.00
Covidien PLC                   COM              0B3QN1M21     1358 28350.00 SH       SOLE                 28350.00
CyberSource Corp               COM              23251J106     1245 61900.00 SH       SOLE                 61900.00
Danaher Corp                   COM              235851102    18769 249583.00SH       SOLE                249583.00
Dentsply International Inc     COM              249030107    10271 292030.00SH       SOLE                292030.00
Donaldson Co                   COM              257651109    15910 374000.00SH       SOLE                374000.00
Dun & Bradstreet Corp          COM              26483E100    10738 127275.00SH       SOLE                127275.00
Ecolab Inc                     COM              278865100     8700 195150.00SH       SOLE                195150.00
Edwards Lifesciences           COM              28176E108     7786 89650.00 SH       SOLE                 89650.00
Equifax Inc                    COM              294429105     9128 295515.00SH       SOLE                295515.00
Exxon Mobil Corp               COM              30231G102     3312 48566.00 SH       SOLE                 48566.00
Fastenal Co.                   COM              311900104     5082 122050.00SH       SOLE                122050.00
Fidelity National Information  COM              31620M106    10188 434639.00SH       SOLE                434639.00
Fifth Third Bancorp            COM              316773100      265 27192.00 SH       SOLE                 27192.00
Financial Select Sector SPDR   COM              81369Y605      299 20775.00 SH       SOLE                 20775.00
Fiserv, Inc                    COM              337738108    16178 333696.00SH       SOLE                333696.00
General Electric Co            COM              369604103     2773 183274.00SH       SOLE                183274.00
General Mills                  COM              370334104      250  3529.00 SH       SOLE                  3529.00
Global Payments Inc.           COM              37940X102    11409 211830.00SH       SOLE                211830.00
Henry Schein Inc               COM              806407102     8807 167425.00SH       SOLE                167425.00
Honeywell Intn'l Inc           COM              438516106      516 13163.00 SH       SOLE                 13163.00
Hospira Inc                    COM              441060100    12077 236797.00SH       SOLE                236797.00
IHS Inc Cl A                   COM              451734107     4082 74480.00 SH       SOLE                 74480.00
ITT Corporation                COM              450911102    10465 210395.00SH       SOLE                210395.00
Idex Corp                      COM              45167R104    13999 449398.00SH       SOLE                449398.00
Int'l Business Machines        COM              459200101     2047 15639.00 SH       SOLE                 15639.00
Intel Corp                     COM              458140100      413 20239.05 SH       SOLE                 20239.05
J P Morgan Chase & Co          COM              46625H100     1957 46953.00 SH       SOLE                 46953.00
Johnson & Johnson              COM              478160104     2116 32853.00 SH       SOLE                 32853.00
Landstar System Inc            COM              515098101     4587 118310.00SH       SOLE                118310.00
Lender Processing Services     COM              52602e102     7741 190380.00SH       SOLE                190380.00
Life Technologies Corp         COM              53217v109     7466 142975.00SH       SOLE                142975.00
M & T Bank Corp                COM              55261F104     5535 82750.00 SH       SOLE                 82750.00
MSC Industrial Direct Co Cl A  COM              553530106    10088 214640.00SH       SOLE                214640.00
Marshall & Ilsley Corp New     COM              571837103      419 76899.00 SH       SOLE                 76899.00
McDonald's Corp                COM              580135101      275  4400.96 SH       SOLE                  4400.96
Micron Technology              COM              595112103      334 31592.00 SH       SOLE                 31592.00
Microsoft Corp                 COM              594918104      425 13954.00 SH       SOLE                 13954.00
Mylan Laboratories             COM              628530107      213 11550.00 SH       SOLE                 11550.00
New York Community Bancorp     COM              649445103      161 11100.00 SH       SOLE                 11100.00
Oracle Corp                    COM              68389X105      521 21230.00 SH       SOLE                 21230.00
PNC Financial Serv. Group      COM              693475105     2378 45039.00 SH       SOLE                 45039.00
PepsiCo, Inc                   COM              713448108      721 11854.00 SH       SOLE                 11854.00
Pfizer Inc                     COM              717081103      389 21369.00 SH       SOLE                 21369.00
Proctor & Gamble Co            COM              742718109     1265 20867.00 SH       SOLE                 20867.00
Quest Diagnostics Inc          COM              74834L100    12170 201550.00SH       SOLE                201550.00
Robert Half Int'l Inc          COM              770323103     4197 157000.00SH       SOLE                157000.00
Rockwell Collins, Inc          COM              774341101    10750 194185.00SH       SOLE                194185.00
Roper Industries Inc           COM              776696106     5046 96350.00 SH       SOLE                 96350.00
Royal Dutch Shell PLC-ADR A    COM              780259206      285  4740.00 SH       SOLE                  4740.00
Scripps Ntwrks Int Cl A        COM              811065101      241  5800.00 SH       SOLE                  5800.00
Sealed Air Corp                COM              81211K100     2311 105715.00SH       SOLE                105715.00
Solera Holdings Inc            COM              83421A104     3727 103500.00SH       SOLE                103500.00
Teleflex Inc                   COM              879369106     5513 102310.00SH       SOLE                102310.00
Texas Instruments              COM              882508104      416 15975.00 SH       SOLE                 15975.00
Thermo Fisher Scientific Inc   COM              883556102     9866 206880.00SH       SOLE                206880.00
U.S. Bancorp                   COM              902973304     4058 180272.00SH       SOLE                180272.00
United Parcel Srvc Cl B        COM              911312106      759 13225.00 SH       SOLE                 13225.00
United Technologies Corp       COM              913017109     3963 57095.00 SH       SOLE                 57095.00
Varian Medical Systems         COM              92220P105     2342 50000.00 SH       SOLE                 50000.00
Wal-Mart Stores                COM              931142103      268  5012.00 SH       SOLE                  5012.00
Waters Corp                    COM              941848103     6707 108250.00SH       SOLE                108250.00
Wells Fargo & Co.              COM              949746101     2942 109006.00SH       SOLE                109006.00
Westamerica Bancorp            COM              957090103     5426 98000.00 SH       SOLE                 98000.00
Western Union Co               COM              959802109     7515 398689.00SH       SOLE                398689.00
Zions Bancorporation           COM              989701107     1466 114280.00SH       SOLE                114280.00
Franklin Oregon Tax Free Incom COM              354723785      305 25799.4110SH      SOLE               25799.4110
Harbor International Fd Ins    COM              411511306      371 6759.5610SH       SOLE                6759.5610
Perkins Mid Cap Value Fund Inv COM              471023598      381 19229.7790SH      SOLE               19229.7790
SPDR Trust Series 1            COM              78462F103      228 2045.0000SH       SOLE                2045.0000
UMB Scout Intl Fund            COM              904199403      322 11053.1370SH      SOLE               11053.1370
Vanguard 500 Index Fund        COM              922908108      636 6191.1990SH       SOLE                6191.1990